Revenues and Accounts Receivable - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract assets	$ 35,441	$ 13,605	$ 10,112
Contract liabilities	$ 9,335	$ 3,314	$ 2,395